Borrowings - Credit facility (Details)				1 Months Ended		12 Months Ended
	Nov. 23, 2020 USD ($)	Oct. 16, 2019 USD ($)	Jul. 25, 2019 USD ($)	May 31, 2019 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 08, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 278,000					$ 299,000	$ 14,055,000
Borrowings						15,000	36,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing commitment								$ 15,000,000
MRR, multiplier number			6
Maturity extension term			364 days
Standby fee rate			0.50%
Proceeds from borrowings			$ 7,000,000
Repayments of borrowings		$ 7,000,000
Borrowings						$ 0	$ 0
Credit facility | Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 142,000
Credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			2.75%
Credit facility | Maximum
Disclosure of detailed information about borrowings [line items]
Gross retention rate			100.00%
Secured debentures
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings				$ 3,000,000	$ 4,000,000
Repayments of borrowings			$ 7,000,000